Leases - Minimum Future Payments for IFRS16 Lease Contracts not Subject to Cancellation as Lessor (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Minimum Future Payments For Operating Lease Contracts Not Subject To Cancellation As Lessor [Line Items]
Up to 1 year	$ 309,138	$ 442,973
From 1 to 5 years	3,156,729	3,954,784
More than 5 years	660,870	1,293,695
TOTAL	4,126,737	$ 5,691,452
ARS
Minimum Future Payments For Operating Lease Contracts Not Subject To Cancellation As Lessor [Line Items]
Up to 1 year	36,957
From 1 to 5 years	332,634
More than 5 years	9,324
USD
Minimum Future Payments For Operating Lease Contracts Not Subject To Cancellation As Lessor [Line Items]
Up to 1 year	272,181
From 1 to 5 years	2,824,095
More than 5 years	$ 651,546